Income tax expense - Effective tax rate (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective tax rate
Unadjusted income tax expense	[1]	£ 64	£ 62	£ 44
Tax adjustments on:
Amortisation and impairment of intangible assets (excluding computer software)		24	18
One-off and adjusting items - operating		20	1
Net interest adjustments		(3)	(1)
Adjusted income tax expense		105	80
Adjusted profit before tax		£ 532	£ 416	£ 355
Adjusted effective tax rate		19.70%	19.40%
CER
Effective tax rate
Unadjusted income tax expense		£ 63
Tax adjustments on:
Amortisation and impairment of intangible assets (excluding computer software)		22
One-off and adjusting items - operating		19
Net interest adjustments		(3)
Adjusted income tax expense		101
Adjusted profit before tax		£ 515
Adjusted effective tax rate		19.70%

[1]	Taxation includes £58m (2021: £50m; 2020: £40m) in respect of overseas taxation.